Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7,470		$ 7,028
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 3,800	$ 5,470	$ 3,800	$ 5,028
U.S. Dollar Denominated Unsecured Notes | 5.38% due July 15, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%	5.38%	5.38%
Total debt principal	$ 133	$ 192	$ 133	$ 176
U.S. Dollar Denominated Unsecured Notes | 4.25% due April 15, 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%	4.25%	4.25%
Total debt principal	$ 373	$ 537	$ 373	$ 493
U.S. Dollar Denominated Unsecured Notes | 4.40% due April 15, 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%	4.40%	4.40%
Total debt principal	$ 183	$ 262	$ 183	$ 241
U.S. Dollar Denominated Unsecured Notes | 2.65% due January 15, 2032
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	2.65%	2.65%	2.65%	2.65%
Total debt principal	$ 500	$ 720	$ 500	$ 661
U.S. Dollar Denominated Unsecured Notes | 5.25% due June 15, 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%	5.25%	5.25%
Total debt principal	$ 333	$ 479	$ 333	$ 441
U.S. Dollar Denominated Unsecured Notes | 6.80% due September 15, 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%	6.80%	6.80%
Total debt principal	$ 191	$ 275	$ 191	$ 253
U.S. Dollar Denominated Unsecured Notes | 6.75% due November 15, 2039
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%	6.75%	6.75%
Total debt principal	$ 652	$ 938	$ 652	$ 862
U.S. Dollar Denominated Unsecured Notes | 4.45% due September 15, 2042
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%	4.45%	4.45%
Total debt principal	$ 91	$ 131	$ 91	$ 121
U.S. Dollar Denominated Unsecured Notes | 5.20% due September 15, 2043
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%	5.20%	5.20%
Total debt principal	$ 27	$ 39	$ 27	$ 36
U.S. Dollar Denominated Unsecured Notes | 5.40% due June 15, 2047
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%	5.40%	5.40%
Total debt principal	$ 569	$ 818	$ 569	$ 752
U.S. Dollar Denominated Unsecured Notes | 3.75% due February 15, 2052
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.75%	3.75%	3.75%	3.75%
Total debt principal	$ 750	$ 1,079	$ 750	$ 992
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 2,000		$ 2,000
Canadian Dollar Denominated Unsecured Notes | 3.60% due March 10, 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%	3.60%	3.60%	3.60%
Total debt principal		$ 750		$ 750
Canadian Dollar Denominated Unsecured Notes | 3.50% due February 7, 2028
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%	3.50%	3.50%	3.50%
Total debt principal		$ 1,250		$ 1,250